License and Supply Agreement, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Sep. 30, 2013
Long-term intangible asset	$ 580		$ 2,250
Other long-term assets	904		938	$ 1,072
Accumulated amortization	1,346		1,312	1,178
Amortization of other deferred charges	34	$ 34	134	190
Interest expense		10	13	24
Royalty expense	$ 47	$ 29	161	98
Accounts Payable [Member]
Royalty expense			$ 50	$ 34
Medica Spa [Member]
Debt instrument, interest rate, stated percentage					12.00%	12.00%
Medica [Member] | April 23, 2014 through December 31, 2025 [Member]
Royalty rate	3.00%		3.00%